Accounts Receivable	6 Months Ended
Jun. 30, 2019
Successor [Member]
Accounts Receivable

5. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in thousands):

	June 30, 2019	December 31, 2018
Trade receivables	$103,181	$63,329
Less: allowance for doubtful accounts	(450)	(693)
Total	$102,731	$62,636

Trade receivables relate to the sale of services, for which credit is extended based on our evaluation of the customer’s credit-worthiness. The gross contractual amounts of trade receivables at June 30, 2019 and December 31, 2018 were $107.8 million and $69.1 million, respectively. Movement in the allowance for doubtful accounts is as follows (in thousands):

	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from April 1, 2018 to June 6, 2018
	Successor (NESR)		Predecessor (NPS)
Allowance for doubtful accounts at beginning of period	(760)	-	(4,106)
Add: additional allowance for the year	(339)	-	(2,402)
Less: bad debt expense	649	-	-
Allowance for doubtful accounts at end of period	(450)	-	(6,508)

	Period from January 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018
	Successor (NESR)		Predecessor (NPS)
Allowance for doubtful accounts at beginning of period	(693)	-	(4,106)
Add: additional allowance for the year	(476)	-	(2,402)
Less: bad debt expense	719	-	-
Allowance for doubtful accounts at end of period	(450)	-	(6,508)